Bank Loans and Notes Payable	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Bank Loans and Notes Payable

Note 19. Bank Loans and Notes Payable

		At December 31, (1)
													Carrying		Fair		Carrying
											2026		Value at		Value at		Value at
											and		December		December		December
(in millions of Mexican pesos)	2021		2022		2023		2024		2025		Thereafter		31, 2020		31, 2020		31, 2019(1)
Short-term debt:
Fixed rate debt:
Colombian pesos
Bank loans	Ps.	168	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	168	Ps.	168	Ps.	769
Interest rate		2.1%		—		—		—		—		—		2.1%		—		5.1%
Argentine pesos
Bank loans		711		—		—		—		—		—		711		711		126
Interest rate		44.7%		—		—		—		—		—		44.7%		—		63.5%
Chilean pesos
Bank loans		1,027		—		—		—		—		—		1,027		1,027		977
Interest rate		1.9%		—		—		—		—		—		1.9%		—		2.6%
U.S. dollars
Bank loans		1,150		—		—		—		—		—		1,150		1,150		1,038
Interest rate		2.0%		—		—		—		—		—		2.0%		—		2.6%
Uruguayan pesos
Bank loans		498		—		—		—		—		—		498		498		63
Interest rate		15.1%		—		—		—		—		—		15.1%		—		11.6%
Guatemalan quetzal
Bank loans		63		—		—		—		—		—		63		63		—
Interest rate		6.3%		—		—		—		—		—		6.3%		—		—
Variable rate debt:
Mexican pesos
Bank loans		360		—		—		—		—		—		360		360		100
Interest rate		5.2%		—		—		—		—		—		5.2%		—		7.9%
Colombian pesos
Bank loans		492		—		—		—		—		—		492		492		431
Interest rate		3.0%		—		—		—		—		—		3.0%		—		4.7%
Argentine pesos
Bank loans		—		—		—		—		—		—		—		—		32
Interest rate		—		—		—		—		—		—		—		—		54.3%
Brazilian reals
Bank loans		—		—		—		—		—		—		—		—		399
Interest rate		—		—		—		—		—		—		—		—		9.4%
Total short-term debt	Ps.	4,469	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	4,469	Ps.	4,469	Ps.	3,935

		At December 31, (1)
													Carrying		Fair		Carrying
											2026		Value at		Value at		Value at
											and		December		December		December
(in millions of Mexican pesos)	2021		2022		2023		2024		2025		Thereafter		31, 2020		31, 2020		31, 2019(1)
Long-term debt:
Fixed rate debt:
Euro
Senior unsecured notes	Ps.	—	Ps.	—	Ps.	24,469	Ps.	—	Ps.	—	Ps.	—	Ps.	24,469	Ps.	25,517	Ps.	21,046
Interest rate		—		—		1.7%		—		—		—		1.7%		—		1.7%
U.S. dollars
Yankee bond		—		—		—		—		—		50,597		50,597		57,967		37,575
Interest rate		—		—		—		—		—		3.1%		3.1%		—		4.5%
Bank of NY (FEMSA USD 2023)		—		—		5,975		—		—		—		5,975		6,258		5,593
Interest rate (1)		—		—		2.9%		—		—		—		2.9%		—		2.9%
Bank of NY (FEMSA USD 2043)		—		—		—		—		—		13,805		13,805		17,486		12,943
Interest rate (1)		—		—		—		—		—		4.4%		4.4%		—		4.4%
Bank of NY (FEMSA USD 2050)		—		—		—		—		—		49,549		49,549		55,422		—
Interest rate (1)		—		—		—		—		—		3.5%		3.5%		—		—
Bank loans		—		—		—		2,293		—		—		2,293		2,293		2,185
Interest rate		—		—		—		3.7%		—		—		3.7%		—		3.6
Mexican pesos
Domestic senior notes		2,502		—		7,496		—		—		11,485		21,483		22,638		18,484
Interest rate		8.3%		—		5.5%		—		—		7.7%		7.0%		—		6.9%
Bank loans		48		38		32		25		22		—		165		165		115
Interest rate		9.1%		9.9%		9.5%		9.0%		8.7%		—		9.3%		—		9.3%
Brazilian reais
Bank loans		59		50		28		19		1		—		157		157		434
Interest rate		5.7%		6.0%		6.4%		6.6%		6.6%		—		6.1%		—		7.3%
Chilean pesos
Bank loans		15		—		—		—		—		—		15		15		40
Interest rate		3.2%		—		—		—		—		—		3.2%		—		3.4%
Uruguayan pesos
Bank loans		770		261		—		—		—		—		1,031		1,031		1,265
Interest rate		10.3%		12.2%		—		—		—		—		10.8%		—		5.8%
Subtotal	Ps.	3,394	Ps.	349	Ps.	38,000	Ps.	2,337	Ps.	23	Ps.	125,436	Ps.	169,539	Ps.	188,949	Ps.	99,680
(1)	All interest rates shown in this table are weighted average contractual annual rates.

		At December 31, (1)
													Carrying		Fair		Carrying
											2026		Value at		Value at		Value at
(in millions											and		December		December		December
of Mexican pesos)	2021		2022		2023		2024		2025		Thereafter		31, 2020		31, 2020		31, 2019(1)
Variable rate debt:
Mexican pesos
Domestic senior notes		—		1,459		—		—		1,722		—		3,181		3,176		1,459
Interest rate (1)		—		4.7%		—		—		4.6%		—		4.6%		—		8.0%
Bank Loans		238		102		54		367		6,003		3,007		9,771		9,834		9,864
Interest rate (1)		5.8%		6.0%		6.2%		5.3%		5.0%		5.2%		8.4%		—		8.4%
Brazilian reais
Bank loans		43		4		—		—		—		—		47		48		242
Interest rate		8.1%		8.1%		—		—		—		—		8.1%		—		7.8%
Colombian pesos
Bank loans		18		7		—		—		—		—		25		25		422
Interest rate		4.4%		4.4%		—		—		—		—		4.4%		—		5.7%
Chilean pesos
Bank loans		639		657		337		—		—		—		1,633		1,633		2,349
Interest rate		5.8%		2.0%		2.0%		—		—		—		3.5%		—		4.1%
Subtotal	Ps.	938	Ps.	2,229	Ps.	391	Ps.	367	Ps.	7,725	Ps.	3,007	Ps.	14,657	Ps.	14,716	Ps.	14,336
Total long-term debt	Ps.	4,332	Ps.	2,578	Ps.	38,391	Ps.	2,704	Ps.	7,748	Ps.	128,443	Ps.	184,196	Ps.	203,665	Ps.	114,016
Current portion of long-term debt														(4,332)				(12,269)
													Ps.	179,864			Ps.	101,747
(1)	All interest rates shown in this table are weighted average contractual annual rates.

											2026 and	Total		Total
Hedging Derivative Financial Instruments (1)	2021		2022		2023		2024		2025		Thereafter	2020		2019
	(notional amounts in millions of Mexican pesos)														`
Cross currency swaps:
U.S. dollars to Mexican pesos
Fixed to variable (3)	Ps.	—	Ps.	—	Ps.	11,403	Ps.	—	Ps.	—	9,575	Ps.	20,979	Ps.	11,403
Interest pay rate		—		—		5.7%		—		—	9.5%		7.5%		8.8%
Interest receive rate		—		—		4.0%		—		—	3.9%		4.0%		4.0%
Fixed to fixed		—		—		6,853		—		10,000	6,982		23,835		18,982
Interest pay rate		—		—		7.8%		—		8.2%	8.2%		8.1%		9.0%
Interest receive rate		—		—		3.2%		—		3.5%	3.3%		3.3%		3.9%
Fixed to fixed (2)
Interest pay rate		—		—		—		—		—	8.8%		8.8%		9.4%
Interest receive rate		—		—		—		—		—	4.2%		4.2%		4.4%
U.S. dollars to Brazilian reais
Fixed to fixed		—		—		—		—		—	—		—		4,365
Interest pay rate		—		—		—		—		—	—		—		8.3%
Interest receive rate		—		—		—		—		—	—		—		2.9%
Variable to fixed		—		—		—		—		—	—		—		9,046
Interest pay rate		—		—		—		—		—	—		—		9.5%
Interest receive rate		—		—		—		—		—	—		—		3.9%
Chilean pesos
Variable to fixed		—		—		—		—		—	—		—		163
Interest pay rate		—		—		—		—		—	—		—		6.9%
Interest receive rate		—		—		—		—		—	—		—		4.7%
Colombian pesos
Fixed to fixed		—		—		—		—		—	404		404		—
Interest pay rate		—		—		—		—		—	5.0% %		5.0%		—
Interest receive rate		—		—		—		—		—	2.4% %		2.4%		—
Interest rate swaps:
Mexican pesos
Variable to fixed rate:		449		458		1,515		2,294		—	—		4,716		4,353
Interest pay rate		7.6%		6.6%		5.8%		3.6%		—	—		5.0%		4.9%
Interest receive rate		1.0%		4.0%		1.8%		3.7%		—	—		2.9%		3.9%
Variable to fixed rate (3):
Interest pay rate		—		—		7.2%		—		—	—		7.2%		7.2%
Interest receive rate		—		—		5.7%		—		—	—		5.7%		8.8%
(1)	All interest rates shown in this table are weighted average contractual annual rates.
(2)	Cross Currency swaps which covers U.S. dollars to Mexican pesos with a notional of Ps.8,869, that have a starting date in 2023; receiving a fixed rate of 4.4% and pay a variable rate of 9.4%.
(3)

Interest rate swaps with a notional amount of Ps. 11,403 that receive a variable rate of 5.7% and pay a fixed rate of 7.2%; joined with a cross currency swap, which covers U.S. dollars to Mexican pesos, that receives a fixed rate of 4.0% and pay a variable rate of 5.7%.

For the years ended December 31, 2020,  2019 and 2018, the interest expense is comprised as follows:

	2020		2019		2018
Interest on debts and borrowings	Ps.	10,788	Ps.	6,434	Ps.	6,760
Capitalized interest		—		—		(5)
Finance charges for employee benefits		456		382		373
Derivative instruments		1,428		2,300		2,649
Finance operating charges		(231)		243		48
Finance charges payable for leases		5,075		4,774		—
	Ps.	17,516	Ps.	14,133	Ps.	9,825

In March 14, 2016, the Company issued long-term debt on the Irish Stock Exchange (“ISE”) in the amount of €. 1,000 million, which was made up of senior notes with a maturity of 7 years, a fixed interest rate of 1.75% and a spread of 155 basis points over the relevant benchmark mid-swap, for a total yield of 1.824%. The Company has designated this non-derivative financial liability as a hedge on the net investment in Heineken. For the year ended December 31, 2020, a foreign exchange gain, net of tax, has been recognized as part of the exchange differences on translation of foreign operations within the cumulative other comprehensive income of Ps. 2,379.

On January 16, 2020, the Company issued US $1,500 million 3.500% Senior Unsecured Notes at an annual rate of 130 basis points over the relevant benchmark. In addition, on February 12, 2020, the Company placed a re-tap to its US-denominated SEC-registered Senior Unsecured Notes due 2050 and issued US $300 million 3.500% at an annual rate of 137.5 basis points over the relevant benchmark, raising the total outstanding balance to US $1,800 million with an implied yield to maturity of 3.577%. In June 2020, the Company issued US $700 million 3.500% Senior Unsecured Notes due 2050 with an implicit weighted performance of 3.358%. The Company has designated a portion of these non-derivative financial liabilities as a hedge on the net investment. For the year ended December 31, 2020, a foreign exchange gain, net of tax, has been recognized as part of the income on hedge of net investments in foreign operations within the cumulative other comprehensive income of Ps. 3,439.

In March 2020, we entered into certain short-term bank loan in Mexican pesos for an aggregate principal amount of Ps.15,000 million.

Coca-Cola FEMSA has the following bonds:

a)	registered with the Mexican stock exchange:

i)     Ps. 2,500 (nominal amount) with a maturity date in 2021 and fixed interest rate of 8.27%; ii) Ps. 7,500 (nominal amount) with a maturity date in 2023 and fixed interest rate of 5.46%; iii) Ps. 1,500 (nominal amount) with a maturity date 2022 and floating interest rate of TIIE + 0.25%; iv) Ps. 1,727 (nominal amount) with a maturity date 2025 and floating interest rate of TIIE + 0.08%; v) Ps. 8,500 (nominal amount) with a maturity date 2027 and fixed interest rate of 7.87%; and vi) Ps. 3,000 (nominal amount) with a maturity date 2028 and fixed interest rate of 7.35%.

b)	registered with the SEC:

i)     Senior notes of US $1,250 with interest at a fixed rate of 2.75% and maturity date on January 22, 2030; ii) Senior notes of US $600 with interest at a fixed rate of 5.25% and maturity date on November 26, 2043, and iii) Senior notes of US $ 705 with interest at a fixed rate of 1.85% and maturity date on September 1, 2032.

The mentioned bonds are guaranteed by Coca-Cola FEMSA subsidiaries: Propimex, S. de R.L. de C.V., Comercializadora La Pureza de Bebidas, S. de R.L. de C.V., Controladora Interamericana de Bebidas, S. de R.L. de C.V., Grupo Embotellador Cimsa, S. de R.L. de C.V., Refrescos Victoria del Centro, S. de R.L. de C.V., Distribuidora y Manufacturera del Valle de Mexico, S. de R.L. de C.V (as successor guarantor of Servicios Integrados Inmuebles del Golfo, S. de R.L. de C.V.) and Yoli de Acapulco, S. de R.L. de C.V. (“Guarantors”).

During 2019 Coca-Cola FEMSA celebrated bank loans in Mexico for an amount of Ps. 9,400 at an interest rate of 8.39% and 7.91%, such loans were used to settled bank loans denominated in USD and for general corporate purposes. Additionally, the Company obtained during 2019 bank loans in Uruguay, Colombia and Argentina for an amount of Ps. 1,670.

During 2020, Coca-Cola FEMSA obtained (and paid off) bank loans to build liquidity in light of the recent COVID-19 pandemic: in Mexico for an amount of Ps. 15,650 at a weighted interest rate of 6.04%, in Argentina and Colombia for an amount of Ps. 1,184. Similarly, on January 22, 2020 Coca-Cola FEMSA prepaid senior notes during the same year in Mexico of US. $ 900, and on February 18, 2020, Coca-Cola FEMSA paid the total balance of its senior notes in of US. $ 500.

In addition, Coca-Cola FEMSA celebrated bank loans in Argentine and Uruguayan peso with some banks for Ps. 711 and Ps. 759, respectively.

The Company has financing from different institutions under agreements that stipulate different restrictions and covenants, which mainly consist of maximum levels of leverage and capitalization as well as minimum consolidated net worth and debt and interest coverage ratios. As of the date of these consolidated financial statements, the Company was in compliance with all restrictions and covenants contained in its financing agreements.

19.1 Reconciliation of liabilities arising from financing activities

	Carrying												Carrying
	Value at												Value at
	January		Cash Flows		Non-cash effects								December 31,
	1, 2020												2020
									Foreign
					Acquisition		New leases		Exchange		Others (1)
									Income
									(Loss)
Bank loans	Ps.	20,807	Ps.	(1,286)	Ps.	—	Ps.	—	Ps.	221	Ps.	(312)	Ps.	19,430
Notes payable		97,144		67,380		—		—		4,813		(101)		169,235
Total liabilities from financing activities		117,951		66,093		—		—		5,034		(413)		188,664
Financial leases		54,679		(9,810)		1,765		7,982		(584)		4,276		58,308
Total financing activities	Ps.	172,630	Ps.	56,283	Ps.	1,765	Ps.	7,982	Ps.	4,450	Ps.	3,863	Ps.	246,972
(1)	Includes mainly remeasurements of leases, and amortization of transaction costs.

	Carrying												Carrying
	Value at												Value at
	January												December
	1, 2019		Cash Flows			Non-cash effects							31, 2019
									Foreign
									Exchange
									Income
					Acquisition		New leases		(Loss)		Others
Bank loans	Ps.	22,944	Ps.	(2,999)	Ps.	1,917	Ps.	—	Ps.	(397)	Ps.	(658)	Ps.	20,807
Notes payable		105,720		(5,022)		—		—		(1,244)		(2,310)		97,144
Total liabilities from financing activities		128,664		(8,021)		1,917		—		(1,641)		(2,968)		117,951
Financial leases		50,220		(8,848)		2,187		7,490		(10)		3,640		54,679
Total liabilities from financing activities		178,884	Ps.	(16,869)	Ps.	4,104	Ps.	7,490	Ps.	(1,651)	Ps.	672	Ps.	172,630

	Carrying												Carrying
	Value at												Value at
	January												December
	1, 2018		Cash Flows			Non-cash effects							31, 2018
									Foreign
									Exchange
					Acquisition		New leases		Movement		Others
Bank loans	Ps.	13,669	Ps.	8,313	Ps.	1,147	Ps.	—	Ps.	417	Ps.	(602)	Ps.	22,944
Notes payable		117,551		(9,314)		—		—		(769)		(1,840)		105,628
Lease liabilities		128		(26)		—		—		(10)		—		92
Total liabilities from financing activities		131,348		(1,027)		1,147		—		(362)		(2,442)		128,664